Convertible Promissory Notes (Details) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) item $ / shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) item $ / shares
Debt Instrument [Line Items]
Percentage of voting power the entity will be obligated to repay the Convertible Notes	50.00%		50.00%
Prepayment premium as a percentage of original principal amount	15.00%		15.00%
Conversion price | $ / shares	$ 3.31		$ 3.31
Fair value of this embedded compound derivative	$ 721		$ 457
Total interest expense	$ 2,426	$ 0	$ 276
Series F Preferred Stock
Debt Instrument [Line Items]
Conversion price | $ / shares	$ 3.31		$ 3.31
Subordinated convertible promissory notes
Debt Instrument [Line Items]
Aggregate principal amount	$ 109,165		$ 69,123
Interest rate	10.00%		10.00%
Fees on issuance of debt, as a percentage of gross proceeds	1.50%		1.50%
Subordinated convertible promissory notes | Qualified Financing
Debt Instrument [Line Items]
Consecutive trading days on volume weighted average trading price of shares | item	5		5
Subordinated convertible promissory notes | Minimum | Qualified Financing
Debt Instrument [Line Items]
Proceeds from issuance of equity securities	$ 100,000		$ 100,000
Subordinated convertible promissory notes | Maximum | Non- Qualified Financing
Debt Instrument [Line Items]
Proceeds from issuance of equity securities	$ 100,000		$ 100,000